SCHEDULE OF INCOME TAXES BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ 2,649,012	$ 921,154
Ensysce Biosciences, Inc [Member] | UNITED STATES
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (159,275)	$ (10,100,680)